Financial instruments (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Statement [Line Items]
Tonnes of copper fixed for floating swaps	34,500	41,000
Average price recorded for copper fixed for floating swaps	3.10	2.42
Tonnes of zinc forward sales contracts	2,808	2,644
Tonnes of copper contracts awaiting final provisional pricing	38,027	32,750
Tonnes of zinc contracts awaiting final provisional pricing	6,412	0
Tonnes of gold contracts awaiting final provisional pricing	24,553	13,827
Tonnes of silver contracts awaiting final provisional pricing	172,886	116,912
Average price recorded for copper contracts subject to final settlement	3.29	2.51
Average price recorded for zinc contracts subject to final settlement	1.51	0.00
Average price recorded for gold contracts subject to final settlement	1,309.00	1,151.00
Average price recorded for silver contracts subject to final settlement	17.10	15.96
Derivative financial assets	$ 2,841,000	$ 3,397,000
Derivative financial liabilities	16,140,000	10,682,000
Aggregate fair value of other embedded derivatives	1,533,000	86,000
Prepayment option - embedded derivative	$ 3,980,000	$ 4,430,000
Warrants issued, acquisition	22,391,490
Warrants issued, acquisition, exercise price	$ 15.00
Description of expected timing of outflows, contingent liabilities in business combination	The purchase price of the acquisition of New Britannia Mine and Mill contained an option (European) that pays the seller $5,000 if the price of gold is equal to or above $1,400/oz on May 4, 2018.
Deposits and other investments with Schedule 1 Canadian banks, as a percentage of total cash and cash equivalents	97.00%	87.00%
Percentage of entity's trade receivables that are insured	75.00%	79.00%
Credit insurance deductible	10.00%
Percentage of receivables that represent largest customers	77.00%	79.00%
Trade receivables aged over thirty days		$ 0
Bottom of range [Member]
Statement [Line Items]
Range of zinc forward sales contracts prices	2,534,000	1,514,000
Top of range [Member]
Statement [Line Items]
Range of zinc forward sales contracts prices	3,292,000	2,783,000
Peru [Member]
Statement [Line Items]
Letters of credit issued to support reclamation or pension obligations	$ 71,932,000
Restricted cash	206,000
Manitoba [Member]
Statement [Line Items]
Letters of credit issued to support reclamation or pension obligations	56,633,000
Copper fixed for floating swaps [Member]
Statement [Line Items]
Derivative financial liabilities	13,786,000	$ 8,657,000
Non-hedge derivative zinc contracts [Member]
Statement [Line Items]
Derivative financial assets	487,000	1,373,000
Provisional pricing - copper [Member]
Statement [Line Items]
Derivative financial assets	$ 17,427,000	$ 12,538,000